UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2009

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Cambrian Capital, L.P.
Address:              45 Coolidge Point
                      Manchester, MA 01944

Form 13F File Number: 028-12248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Durante
Title:                Chief Financial Officer
Phone:                (978) 526-7010

Signature, Place, and Date of Signing:

/s/ Karen Durante               Manchester, MA             August 14, 2009
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                2

No.:     Form 13F File Number:         Name:
1        028-12250                     Ernst H. von Metzsch
2        028-12249                     Roland A. von Metzsch

Form 13F Information Table Entry Total:          50

Form 13F Information Table Value Total:     333,580
                                            (x$1000)

                                 FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: CAMBRIAN CAPITAL, L.P.
                                      As of 06/30/09

  Column 1                    Column 2      Column 3   Column 4       Column 5         Column 6   Column 7     Column 8

  Name of                     Title of                  Value     TOTAL    SH/ PUT/   Investment   Other        Voting
  Issuer                       Class         CUSIP     (X$1000)   SHARES   PRN CALL   Discretion  Managers     Authority

                                                                                                             Sole       Shared  None

AGNICO EAGLE MINES LTD        COM            008474108    2,414      46,000 SH        DEFINED      1,2          46,000
ALLIED NEVADA GOLD CORP       COM            019344100    3,949     489,900 SH        DEFINED      1,2         489,900
ALPHA NATURAL RESOURCES INC   COM            02076X102      678      25,800 SH        DEFINED      1,2          25,800
ANADARKO PETE CORP            COM            032511107    7,476     164,700 SH        DEFINED      1,2         164,700
APACHE CORP                   COM            037411105    8,932     123,800 SH        DEFINED      1,2         123,800
BARRICK GOLD CORP             COM            067901108    1,188      35,400 SH        DEFINED      1,2          35,400
BHP BILLITON LTD              SPONSORED ADR  088606108    4,887      89,300 SH        DEFINED      1,2          89,300
CHALLENGER ENERGY CORP        COM            15758N101    1,527   4,945,205 SH        DEFINED      1,2       4,945,205
CONSOL ENERGY INC             COM            20854P109   20,803     612,582 SH        DEFINED      1,2         612,582
CONTINENTAL RESOURCES INC     COM            212015101    3,122     112,500 SH        DEFINED      1,2         112,500
DENBURY RES INC               COM NEW        247916208    5,968     405,156 SH        DEFINED      1,2         405,156
FMC TECHNOLOGIES INC          COM            30249U101    2,819      75,000 SH        DEFINED      1,2          75,000
FREEPORT MCMORAN COPPER & GO  COM            35671D857    6,115     122,028 SH        DEFINED      1,2         122,028
FRONTEER DEV GROUP INC        COM            35903Q106    4,479   1,305,957 SH        DEFINED      1,2       1,305,957
GOLDCORP INC NEW              COM            380956409    4,323     124,413 SH        DEFINED      1,2         124,413
GRAN TIERRA ENERGY INC        COM            38500T101   11,350   3,289,875 SH        DEFINED      1,2       3,289,875
HALLIBURTON CO                COM            406216101    4,968     240,000     PUT   DEFINED      1,2         240,000
IAMGOLD CORP                  COM            450913108      885      87,459 SH        DEFINED      1,2          87,459
ISHARES SILVER TRUST          ISHARES        46428Q109    2,168     162,000 SH        DEFINED      1,2         162,000
KINROSS GOLD CORP             COM NO PAR     496902404    1,131      62,300 SH        DEFINED      1,2          62,300
MASSEY ENERGY CORP            COM            576206106      717      36,700 SH        DEFINED      1,2          36,700
MONSANTO CO NEW               COM            61166W101    1,487      20,000 SH        DEFINED      1,2          20,000
NATIONAL OILWELL VARCO INC    COM            637071101   14,174     433,978 SH        DEFINED      1,2         433,978
NEXEN INC                     COM            65334H102    8,686     401,200 SH        DEFINED      1,2         401,200
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103    8,237     272,300 SH        DEFINED      1,2         272,300
NOBLE ENERGY INC              COM            655044105    2,253      38,200 SH        DEFINED      1,2          38,200
NUCOR CORP                    COM            670346105      715      16,100 SH        DEFINED      1,2          16,100
OCCIDENTAL PETE CORP DEL      COM            674599105    4,249      64,558 SH        DEFINED      1,2          64,558
PAN AMERICAN SILVER CORP      COM            697900108      284      15,500 SH        DEFINED      1,2          15,500
PEABODY ENERGY CORP           COM            704549104   10,104     335,000 SH        DEFINED      1,2         335,000
PETROHAWK ENERGY CORP         COM            716495106    4,544     203,780 SH        DEFINED      1,2         203,780
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG 71654V101   23,898     716,380 SH        DEFINED      1,2         716,380
POTASH CORP SASK INC          COM            73755L107    9,305     100,000 SH        DEFINED      1,2         100,000
QUICKSILVER RESOURCES INC     COM            74837R104    7,924     853,000 SH        DEFINED      1,2         853,000
SANDRIDGE ENERGY INC          COM            80007P307    7,588     890,600 SH        DEFINED      1,2         890,600
SCHLUMBERGER LTD              COM            806857108   14,949     276,267 SH        DEFINED      1,2         276,267
SILVER WHEATON CORP           COM            828336107    5,766     699,700 SH        DEFINED      1,2         699,700
SOUTHWESTERN ENERGY CO        COM            845467109   12,393     319,000 SH        DEFINED      1,2         319,000
SPDR GOLD TRUST               GOLD SHS       78463V107    1,459      16,000 SH        DEFINED      1,2          16,000
STEEL DYNAMICS INC            COM            858119100    2,665     180,100 SH        DEFINED      1,2         180,100
SUNCOR ENERGY INC             COM            867229106   15,963     526,123 SH        DEFINED      1,2         526,123
TALISMAN ENERGY INC           COM            87425E103      343      24,000 SH        DEFINED      1,2          24,000
THOMPSON CREEK METALS CO INC  COM            884768102    7,358     720,000 SH        DEFINED      1,2         720,000
TRANSOCEAN LTD                REG SHS        H8817H100   13,844     186,345 SH        DEFINED      1,2         186,345
ULTRA PETROLEUM CORP          COM            903914109    2,898      74,300 SH        DEFINED      1,2          74,300
UR ENERGY INC                 COM            91688R108      790   1,000,000 SH        DEFINED      1,2       1,000,000
VALE S A                      ADR            91912E105    7,948     450,800 SH        DEFINED      1,2         450,800
WEATHERFORD INTERNATIONAL LT  REG            H27013103   26,598   1,359,839 SH        DEFINED      1,2       1,359,839
XTO ENERGY INC                COM            98385X106   14,375     376,900 SH        DEFINED      1,2         376,900
YAMANA GOLD INC               COM            98462Y100    2,884     326,200 SH        DEFINED      1,2         326,200
